PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2013	2014
	US$	US$
Housing loans to employees guaranteed by RPL (Note 22)	228	181
Advances to employees	3,524	3,440
Prepayments to business partners	21,187	16,443
Interest receivables	326	455
Receivables in connection with exercise of options	879	(66)
Due from agents on option exercised	1,317	2,598
Bridge loans in connection with ongoing investments	8,074	1,961
Prepayment for Inventory	479	10,498
Unsecured interest-free loans to related parties (Note 22)	4,902	5,848
Others	1,845	2,778
Total	42,761	44,136

The Group has interest-free bridge loan balances of US$8,074 and US$1,961 to potential investees in consideration of future acquisitions or investments on these investees, as of December 31, 2013 and 2014, respectively.

Prepayments to business partners represent prepaid customer acquisition costs, advanced advertising and promotion fees, prepaid revenue sharing costs to third-party game developers associated with game operation, and any deposits for rentals and office-related supplies and etc. The increase of the balance in 2014 was resulted from rapid business expansion and acquisition.